Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Key Source Of Estimation Uncertainty And Critical Accounting Judgements [Abstract]
Mineral, royalty and other interests	$ 374,206	$ 365,477
Mineral, royalty and other interests impairments	$ 4,475	$ 9,104